Investment Risks	Aug. 31, 2026
Core Alternative ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Core Alternative ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.
Core Alternative ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Writing index call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Core Alternative ETF | Call Writing (Selling) Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Writing (Selling) Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The maximum potential gain on the underlying benchmark, ETF or individual stock (each, an “underlying instrument”) will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Core Alternative ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Options used by the Fund to reduce volatility may not perform as intended. There can be no assurance that the Fund’s option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested in U.S. government bonds or U.S. government bond ETFs. Further, the option strategy may not fully protect the Fund against declines in the value of its portfolio securities.
Core Alternative ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The Fund’s investments in large-capitalization companies may underperform other segments of the market because large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Core Alternative ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Core Alternative ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. To the extent such options are governed by section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), gains and losses resulting from the expiration, exercise, or closing of the non-equity options are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, such options governed by section 1256 of the Code issued by the Fund will be treated as sold for market value on the last day of the Fund’s fiscal year, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These rules may operate to accelerate the amount that the Fund must distribute to satisfy its distribution requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. To the extent the Fund writes options that are not subject to the rules of section 1256 of the Code, the amount of the premium received by the Fund for writing such options will be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing the transaction will also be short-term capital gain or loss. If the holder of a put option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security. In addition, equity securities that are hedged with put options may not be eligible for long-term capital gains tax treatment.
Core Alternative ETF | Dividend Paying Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, companies owned by the Fund that have historically paid a dividend may reduce or discontinue their dividends, thus reducing the yield of the Fund.
Core Alternative ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund (“ETF”) and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Core Alternative ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Core Alternative ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Core Alternative ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Core Alternative ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Core Alternative ETF | Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Core Alternative ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the investment adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the investment adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.
Core Alternative ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Optimized Equity Income ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Optimized Equity Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

Optimized Equity Income ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. The profitability of selling options is dependent on a variety of unpredictable factors, such as whether an options contract is out-of-the-money or in-the-money, as well as general market conditions such as volatility. Because of the unpredictability of these and other factors, outcomes may or may not be profitable. Writing call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. Additionally, if the Fund transacts in non-cash settled options, the Fund may be obligated to receive or deliver shares of the underlying stock.
Optimized Equity Income ETF | Call Writing (Selling) Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Writing (Selling) Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The maximum potential gain on the underlying benchmark, ETF or individual stock (each, an “underlying instrument”) will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Optimized Equity Income ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The Fund’s investments in large-capitalization companies may underperform other segments of the market because large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Optimized Equity Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Optimized Equity Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
The use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. To the extent such options are governed by section 1256 of Code, gains and losses resulting from the expiration, exercise, or closing of the non-equity options are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, such options governed by section 1256 of the Code issued by the Fund will be treated as sold for market value on the last day of the Fund’s fiscal year, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These rules may operate to accelerate the amount that the Fund must distribute to satisfy its distribution requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. To the extent the Fund writes options that are not subject to the rules of section 1256 of the Code, the amount of the premium received by the Fund for writing such options will be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing the transaction will also be short-term capital gain or loss. If the holder of a put option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security. In addition, equity securities that are hedged with put options may not be eligible for long-term capital gains tax treatment.
Optimized Equity Income ETF | Dividend Paying Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, companies owned by the Fund that have historically paid a dividend may reduce or discontinue their dividends, thus reducing the yield of the Fund.
Optimized Equity Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and may invest in other ETFs, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Optimized Equity Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Optimized Equity Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Optimized Equity Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Optimized Equity Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Optimized Equity Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the investment adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the investment adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s Share price may be adversely affected.
Optimized Equity Income ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of any Fund that is invested in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Optimized Equity Income ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of any Fund that is invested in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Optimized Equity Income ETF | Distribution Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution Policy Risk. The Fund’s distributions in respect of any period may exceed the amount of the Fund’s income and gains for that period. In that case, some or all of the Fund’s distributions may constitute a return of capital to shareholders. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. A return of capital distribution generally will not be taxable but will decrease the shareholder’s cost basis in the Shares and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds Shares as capital assets. A distribution constituting a return of capital is not a distribution of income or capital gains earned by the Fund and should not be confused with the Fund’s “yield” or “income.” In addition, the Fund does not guarantee that distributions will always be paid at a relatively stable level.
Optimized Equity Income ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Optimized Equity Income ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Optimized Equity Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Optimized Equity Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.